   As Filed with the Securities and Exchange Commission on September 13, 1999

                                                       REGISTRATION NO. 33-41628
                                                                       811-05846
--------------------------------------------------------------------------------
                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                    ------------

                                      FORM N-4


                         POST-EFFECTIVE AMENDMENT NO. 14 TO

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/

                                        AND

                                AMENDMENT NO. 21 TO

                    REGISTRATION STATEMENT UNDER THE INVESTMENT
                                COMPANY ACT OF 1940                         /X/

                    SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                             (Exact Name of Registrant)

                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                (Name of Depositor)

                            ONE SUN LIFE EXECUTIVE PARK
                        WELLESLEY HILLS, MASSACHUSETTS 02181
                (Address of Depositor's Principal Executive Offices)

                    DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

             EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                  ONE COPLEY PLACE
                            BOSTON, MASSACHUSETTS 02116
                      (Name and Address of Agent for Service)

                            COPIES OF COMMUNICATIONS TO:
                                 JOAN E. BOROS, ESQ.
                  JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP
                           1025 THOMAS JEFFERSON STREET, N.W.
                                     SUITE 400 EAST
                                 WASHINGTON, D.C. 20007

--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

  [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X] On September 13, 1999 pursuant to paragraph (b) of Rule 485.

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of securities being registered:

  Units of interest in Separate Account under variable annuity contracts.

This Amendment to the registration statement on Form N-4 (file No. 33-41628), which became effective on November 1, 1991 (the "Registration Statement"), is being filed pursuant to Rule 485(b) under the Securities Exchange Act of 1933, as amended, to supplement the prospectus and profile contained in the Registration Statement for the following annuity products:

             MFS Regatta Platinum Variable and Fixed Annuity
             MFS Regatta Gold Variable and Fixed Annuity
             Futurity II Annuity


Each of the supplements describes additional variable investment options to be made available under the annuity contracts offered pursuant to the Registration Statement. This Amendment relates only to the supplement to the prospectus and profile for the each of the above-referenced annuity products included in this Amendment and does not otherwise delete, amend or supersede any information contained in the Registration Statement, as amended.

                                       PART A

                        INFORMATION REQUIRED IN A PROSPECTUS

    Attached hereto and made a part hereof is a Supplement to the Prospectus dated May 1, 1999 (incorporated herein by reference from Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (Registration No. 33-41628) filed April 26, 1999) for each of the following:


               MFS Regatta Platinum Variable and Fixed Annuity
               MFS Regatta Gold Variable and Fixed Annuity
               Futurity II Annuity

                          SUPPLEMENT DATED SEPTEMBER 13, 1999

                                        TO

                              PROFILE DATED MAY 1, 1999
                                        AND
                             PROSPECTUS DATED MAY 1, 1999

                                        FOR
                                  MFS REGATTA PLATINUM
                               VARIABLE AND FIXED ANNUITY

                 ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


     Effective November 1, 1999, with the addition of a new Series -- the Strategic Growth Series -- to the MFS/Sun Life Series Trust (the "Series Fund"), you may allocate your money among 26 variable investment options available under the MFS Regatta Platinum Variable and Fixed Annuity. Market conditions will determine the value of an investment in the Strategic Growth Series and any other Series of the Series Fund. The Strategic Growth Series and the other Series of the Series Fund are described in the Series Fund prospectus, as supplemented.

     As a result of the addition of the Strategic Growth Series, the Profile dated May 1, 1999 (the "Profile") and the Prospectus dated May 1, 1999 (the "Prospectus") are hereby amended and supplemented as follows:

     1. The third paragraph of Section 1, The MFS Regatta Platinum Annuity, of the Profile and the second paragraph on the cover page of the Prospectus are each amended by deleting the first sentence in its entirety and replacing it with the following:

     "You may choose among 26 variable investment options and a range of fixed options."

     2. The list of the available investing options appearing in Section 4, Allocation Options, of the Profile and on the cover page of the Prospectus is hereby supplemented by the addition of the Strategic Growth Series.

     3. The summary expense chart appearing in Section 5, Expenses, of the Profile is hereby supplemented as follows:

                                                                     EXAMPLES:
                            TOTAL ANNUAL  TOTAL ANNUAL   TOTAL     TOTAL EXPENSES
                             INSURANCE       SERIES     ANNUAL         AT END
SUB-ACCOUNT                   CHARGES       EXPENSES   EXPENSES   1 YEAR   10 YEARS
------------                 ---------      --------   --------   ------   -------
Strategic Growth Series          1.50%        1.03%      2.53%     $81      $287
                           (1.40% + 0.10%)

     4. The "Series Fund Annual Expenses" table and the footnotes thereto appearing on page 5 of the Prospectus are hereby supplemented as follows:

                                                   OTHER                  TOTAL FUND
                               MANAGEMENT       EXPENSES(2)                 EXPENSES
                                  FEES     (AFTER REIMBURSEMENT)    (AFTER REIMBURSEMENT)
                               ----------  ---------------------    ---------------------
Strategic Growth Series(4)         0.75%            0.28%                      1.03%


          (4) MFS has contractually agreed to bear the Series' expenses such that "Other Expenses" will not exceed 0.28% annually. This contractual arrangement will remain in effect until at least May 1, 2000, absent an earlier modification by the Series Fund's Board of Trustees.

               Additionally, the Series has an expenses offset arrangement which reduces its custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. The Series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. The Series' expenses do not take into account these expense reductions, and therefore do not represent the actual expenses of the Series. If these expense reductions had been taken into account, "Total Fund Expenses" for the Series would be 1.00%.

     4. The "Examples" presented on page 6 of the Prospectus are supplemented as follows:


     If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                               1 YEAR      3 YEAR       5 YEAR    10 YEARS
                               ------      ------       ------    --------
Strategic Growth Series          $81        $118         $160       $287

     If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                               1 YEAR      3 YEAR       5 YEAR    10 YEARS
                               ------      ------       ------    --------
Strategic Growth Series          $26        $79          $135       $287

     5. The "Variable Account Options: The MFS/Sun Life Series Trust" section beginning on page 8 of the Prospectus, is supplemented as follows:


             "STRATEGIC GROWTH SERIES will seek capital appreciation."


THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF MFS REGATTA PLATINUM VARIABLE AND FIXED ANNUITY, DATED MAY 1, 1999, AND THE CURRENT PROSPECTUS OF THE MFS/SUN LIFE SERIES TRUST. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.



PLATSUPP-1 9/99
                                            2

                          SUPPLEMENT DATED SEPTEMBER 13, 1999

                                        TO

                              PROFILE DATED MAY 1, 1999
                                        AND
                             PROSPECTUS DATED MAY 1, 1999

                                        FOR
                                  MFS REGATTA GOLD
                               VARIABLE AND FIXED ANNUITY

                 ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

     Effective November 1, 1999, with the addition of a new Series -- the Strategic Growth Series -- to the MFS/Sun Life Series Trust (the "Series Fund"), you may allocate your money among 26 variable investment options available under the MFS Regatta Gold Variable and Fixed Annuity. Market conditions will determine the value of an investment in the Strategic Growth Series and any other Series of the Series Fund. The Strategic Growth Series and the other Series of the Series Fund are described in the Series Fund prospectus, as supplemented.

     As a result of the addition of the Strategic Growth Series, the Profile dated May 1, 1999 (the "Profile") and the Prospectus dated May 1, 1999 (the "Prospectus") are hereby amended and supplemented as follows:

     1. The third paragraph of Section 1, The MFS Regatta Gold Annuity, of the Profile and the second paragraph on the cover page of the Prospectus are each amended by deleting the first sentence in its entirety and replacing it with the following:

     "You may choose among 26 variable investment options and a range of fixed options."

     2. The list of the available investing options appearing in Section 4, Allocation Options, of the Profile and on the cover page of the Prospectus is hereby supplemented by the addition of the Strategic Growth Series.

     3. The summary expense chart appearing in Section 5, Expenses, of the Profile is hereby supplemented as follows:

                                                                     EXAMPLES:
                            TOTAL ANNUAL  TOTAL ANNUAL   TOTAL     TOTAL EXPENSES
                             INSURANCE       SERIES     ANNUAL         AT END
SUB-ACCOUNT                   CHARGES       EXPENSES   EXPENSES   1 YEAR   10 YEARS
------------                 ---------      --------   --------   ------   -------
Strategic Growth Series          1.50%        1.03%      2.53%     $81      $287
                           (1.40% + 0.10%)

     4. The "Series Fund Annual Expenses" table and the footnotes thereto appearing on page 5 of the Prospectus are hereby supplemented as follows:

                                                   OTHER                  TOTAL FUND
                               MANAGEMENT       EXPENSES(2)                 EXPENSES
                                  FEES     (AFTER REIMBURSEMENT)    (AFTER REIMBURSEMENT)
                               ----------  ---------------------    ---------------------
Strategic Growth Series(4)        0.75%            0.28%                      1.03%


          (4) MFS has contractually agreed to bear the Series' expenses such that "Other Expenses" will not exceed 0.28% annually. This contractual arrangement will remain in effect until at least May 1, 2000, absent an earlier modification by the Series Fund's Board of Trustees.

               Additionally, the Series has an expenses offset arrangement which reduces its custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. The Series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. The Series' expenses do not take into account these expense reductions, and therefore do not represent the actual expenses of the Series. If these expense reductions had been taken into account, "Total Fund Expenses" for the Series would be 1.00%.

     4. The "Examples" presented on page 6 of the Prospectus are supplemented as follows:

     If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                               1 YEAR      3 YEAR       5 YEAR    10 YEARS
                               ------      ------       ------    --------
Strategic Growth Series          $81        $118         $160       $287


     If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                               1 YEAR      3 YEAR       5 YEAR    10 YEARS
                               ------      ------       ------    --------
Strategic Growth Series          $26        $79          $135       $287

     5. The "Variable Account Options: The MFS/Sun Life Series Trust" section beginning on page 8 of the Prospectus, is supplemented as follows:


             "STRATEGIC GROWTH SERIES will seek capital appreciation."


THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF MFS REGATTA GOLD VARIABLE AND FIXED ANNUITY, DATED MAY 1, 1999, AND THE CURRENT PROSPECTUS OF THE MFS/SUN LIFE SERIES TRUST. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE BREAD AND RETAINED FOR FURTHER REFERENCE.



GOLDSUPP-1 9/99

                      SUPPLEMENT DATED SEPTEMBER 13, 1999
                                       TO
                           PROFILE DATED MAY 1, 1999
                                      AND
                          PROSPECTUS DATED MAY 1, 1999
                                      FOR
                                  FUTURITY II

             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Effective September 13, 1999, with the addition of three new Funds -- the Sun Capital Blue Chip Mid Cap Fund, the Sun Capital Investors Foundation Fund, and the Sun Capital Select Equity Fund (each, a "Fund") -- to the Sun Capital Advisers Trust, you may allocate your money among 39 variable investment options available under the Futurity II Annuity. Market conditions will determine the value of an investment in any of the new Funds and in any other Fund. The Funds are described in the current Fund prospectuses.

      As a result of the addition of the new Funds, the Profile dated May 1, 1999 (the "Profile") and the Prospectus dated May 1, 1999 (the "Prospectus") for the Futurity II Annuity are hereby amended and supplemented as follows:

1. The third paragraph of Section 1, The Futurity II Annuity, of the Profile and the second paragraph on the cover page of the Prospectus are each amended by deleting the first sentence in its entirety and replacing it with the following:

      "You may choose among 39 variable investment options and a range of fixed options."

2. The list of the available investment options under Sun Capital Advisers Trust appearing in Section 4, Allocation Options, of the Profile and on the cover page of the Prospectus is hereby supplemented by the addition of the Sun Capital Blue Chip Mid Cap Fund, the Sun Capital Investors Foundation Fund, and the Sun Capital Select Equity Fund.

3. The summary expense chart appearing in Section 5, Expenses, of the Profile is hereby supplemented as follows:

                                                                                                            EXAMPLES:
                                                                                                          TOTAL EXPENSES
                                                   TOTAL ANNUAL       TOTAL ANNUAL        TOTAL               AT END
                                                    INSURANCE            SERIES          ANNUAL      ------------------------
SUB-ACCOUNT                                          CHARGES            EXPENSES        EXPENSES       1 YEAR      10 YEARS
---------------------------------------------  --------------------  ---------------  -------------  -----------  -----------
Sun Capital Blue Chip Mid Cap Fund                    1.50%               1.00   %        2.50   %       $81         $284
                                                 (1.40% + 0.10%)
Sun Capital Investors Foundation Fund                 1.50%              0.90%            2.40%         $80          $274
                                                 (1.40% + 0.10%)
Sun Capital Select Equity Fund                        1.50%              0.90%            2.40%         $80          $274
                                                 (1.40% + 0.10%)

4. The "Underlying Fund Annual Expenses" table on page 5 of the Prospectus is hereby supplemented as follows:

                                                                                                     TOTAL FUND
                                                           MANAGEMENT              OTHER               ANNUAL
                                                           FEES (AFTER        EXPENSES (AFTER      EXPENSES (AFTER
                                                        REIMBURSEMENT)(2)    REIMBURSEMENT)(2)    REIMBURSEMENT)(2)
                                                       -------------------  -------------------  -------------------
Sun Capital Blue Chip Mid Cap Fund(3)(7)(8)                     0.80%                0.20%                1.00%
Sun Capital Investors Foundation Fund(3)(7)(8)                  0.75%                0.15%                0.90%
Sun Capital Select Equity Fund(3)(7)(8)                         0.75%                0.15%                0.90%

    Additionally, Footnote 2 to the "Underlying Fund Annual Expenses" table on page 6 of the Prospectus is deleted in its entirety and replaced by the following:

"(2) For all Funds except the Sun Capital Blue Chip Mid Cap Fund, the Sun
    Capital Investors Foundation Fund and the Sun Capital Select Equity Fund, the "Management Fees," "Other Expenses," and "Total Fund Annual Expenses," are based on actual expenses for the fiscal year ended December 31, 1998, net of any applicable expense reimbursement waiver. Expense figures shown for the Sun Capital Blue Chip Mid Cap Fund, the Sun Capital Investors Foundation Fund and the Sun Capital Select Equity Fund are estimates for 1999, based on the applicable expense reimbursement waiver; no actual expenses are shown because these Funds will commence operations in September 1999."

    Additionally, Footnote 3 to the "Underlying Fund Annual Expenses" table on page 6 of the Prospectus is deleted in its entirety and replaced by the following:

"(3) The investment advisers for the indicated Funds have voluntarily agreed to waive or reimburse a portion of the management fees and/or operating expenses, resulting in a reduction of the total expenses. Absent any such waiver or reimbursement, "Management Fees," "Other Expenses," and "Total Fund Operating Expenses" for the year ended December 31, 1998 were: 0.70%, 2.17%, and 2.87% for the Goldman Sachs VIT CORE Large Cap Growth Fund; 0.75%, 3.17%, and 3.92% for the Goldman Sachs VIT CORE Small Cap Equity Fund; 0.70%, 2.13%, and 2.83% for the Goldman Sachs VIT CORE U.S. Equity Fund; 0.75%, 1.94%, and 2.69% for the Goldman Sachs VIT Growth and Income Fund; 1.00%, 1.97%, and 2.97% for the Goldman Sachs VIT International Equity Fund; 0.60%, 3.50%, and 4.10% for the Sun Capital Investment Grade Bond Fund; 0.50%, 11.79%, and 12.29% for the Sun Capital Money Market Fund; 0.95%, 6.49%, and 7.44% for the Sun Capital Real Estate Fund; 1.25%, 6.96%, and 8.21% for the Warburg Pincus Emerging Markets Portfolio; and 1.25%, 0.45%, and 1.70% for the Warburg Pincus Post-Venture Capital Portfolio. Estimated total operating expenses (annualized, before expense limitations) for the Sun Capital Blue Chip Mid Cap Fund, the Sun Capital Investors Foundation Fund and the Sun Capital Select Equity Fund for the year ending December 31, 1999 are 5.85%, 5.80% and 5.80%, respectively. Fee waivers and expense reimbursements for the Warburg Pincus Emerging Markets Portfolio and the Warburg Pincus Post-Venture Capital Portfolio and the Goldman Sachs Funds may be discontinued at any time. Fee waivers and expense reimbursements for the Sun Capital Funds may be discontinued at any time after September 1, 2000."

    Additionally, the Footnotes to the "Underlying Fund Annual Expenses" table on page 6 of the Prospectus are supplemented by the following:

"(8) The management fee for each of the Sun Capital Blue Chip Mid Cap Fund, the
    Sun Capital Investors Foundation Fund, and the Sun Capital Select Equity Fund decreases to 0.75%, 0.70% and 0.70%, respectively, as the assets of such Fund exceed $300 million."

5. The "Examples" presented on page 7 of the Prospectus are supplemented as follows:

      If you surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% rate of return:

                                                                                 1 YEAR       3 YEAR       5 YEAR      10 YEARS
                                                                               -----------  -----------  -----------  -----------
Sun Capital Blue Chip Mid Cap Fund                                              $      81    $     117    $     158    $     284
Sun Capital Investors Foundation Fund                                           $      80    $     114    $     154    $     274
Sun Capital Select Equity Fund                                                  $      80    $     114    $     154    $     274

      Additionally, the "Examples" presented on page 8 of the Prospectus are supplemented as follows:

      If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% rate of return:

                                                                                 1 YEAR       3 YEAR       5 YEAR      10 YEARS
                                                                               -----------  -----------  -----------  -----------
Sun Capital Blue Chip Mid Cap Fund                                              $      25    $      78    $     133    $     284
Sun Capital Investors Foundation Fund                                           $      24    $      75    $     128    $     274
Sun Capital Select Equity Fund                                                  $      24    $      75    $     128    $     274

6. The descriptions of the Funds available under the Sun Capital Advisers Trust contained in the "Variable Account Options: The Funds" section beginning on page 10 of the Prospectus is hereby deleted in its entirety and replaced by the following:

     SUN CAPITAL ADVISERS TRUST (advised by Sun Capital Advisers, Inc., an affiliate of the Company; Wellington Management Company, LLP serves as investment subadviser to Sun Capital Blue Chip Mid Cap Fund, Sun Capital Investors Foundation Fund and Sun Capital Select Equity Fund)

     SUN CAPITAL MONEY MARKET FUND seeks to maximize current income, consistent with maintaining liquidity and preserving capital, by investing exclusively in high quality U.S. dollar-denominated money market securities.

     SUN CAPITAL INVESTMENT GRADE BOND FUND seeks high current income consistent with relative stability of principal by investing at least 80% of its assets in investment grade bonds. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also known as high yield or junk bonds).

     SUN CAPITAL INVESTORS FOUNDATION FUND seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations generally within the range represented by the Standard & Poor's 500 Index. Investments are selected using a combination of fundamental analysis and quantitative tools.

     SUN CAPITAL SELECT EQUITY FUND seeks long-term capital growth by investing in 20 to 40 common stocks and other equity securities of large capitalization U.S. companies selected primarily from the Standard & Poor's 500 Index.

     SUN CAPITAL BLUE CHIP MID CAP FUND seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations within the range represented by the Standard & Poor's Mid Cap 400 Index.

     SUN CAPITAL REAL ESTATE FUND primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its assets in securities of real estate investment trusts and other real estate companies.

      THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF FUTURITY II ANNUITY, DATED MAY 1, 1999, AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS AND THE CURRENT PROSPECTUSES OF THE FUNDS. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.

                                       PART B
                       INFORMATION REQUIRED IN A STATEMENT OF
                               ADDITIONAL INFORMATION

     Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (Registration No. 33-41628), filed April 26, 1999, is the Statement of Additional Information dated May 1, 1999 for each of the following:


             MFS Regatta Platinum Variable and Fixed Annuity
             MFS Regatta Gold Variable and Fixed Annuity
             Futurity II Annuity

                                       PART C

                                 OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a) The following Financial Statements are incorporated in the Registration Statement by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 33-41628), filed April 26, 1999:

          Included in Part A:

             A.     Condensed Financial Information - Accumulation Unit Values.

             B.     Financial Statements of the Depositor:

                       1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 1998 and 1997;
                       2. Statutory Statements of Operations, Years Ended December 31, 1998, 1997 and 1996;
                       3. Statutory Statements of Changes in Capital Stock and Surplus, Years Ended December 31, 1998, 1997 and 1996;
                       4. Statutory Statements of Cash Flow, Years Ended December 31, 1998, 1997 and 1996;
                       5.     Notes to Statutory Financial Statements; and
                       6.     Independent Auditors' Report.

         Included in Part B:

             A.     Financial Statements of the Registrant:

                       1.     Statement of Condition, December 31, 1998;
                       2.     Statement of Operations, Year Ended December 31,
                              1998;
                       3. Statements of Changes in Net Assets, Years Ended December 31, 1998 and December 31, 1997;
                       4.     Notes to Financial Statements; and
                       5.     Independent Auditors' Report.

         (b) The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

              (1) Resolution of Board of Directors of the depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to Exhibit 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14,
                              1997);

              (2)             Not Applicable;

              (3)(a) Distribution Agreement between the depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

                 (b)(i) Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(i) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16,
                              1998);

                 (b)(ii) Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Exhibit 3(b)(ii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16,
                              1998); and

                 (b)(iii) Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(iii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

              (4)(a)(i) Form of Flexible Payment Combination Fixed/Variable Group Annuity Contract (MFS Regatta
                              Gold) (Filed as Exhibit 4(a) to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628);

                 (a)(ii) Form of Flexible Payment Combination Fixed/Variable Group Annuity Contract (MFS Regatta Platinum (Incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on March 2,
                              1998);

                 (b)(i) Form of Certificate to be issued in connection with Contract filed as Exhibit 4(a)(i) (Filed as Exhibit 4(b) to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on Form N-4, File No 33-41628);

                 (b)(ii) Form of Certificate (MFS Regatta Platinum) to be issued in connection with Contract filed as
                              Exhibit 4(a)(ii) (Incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on March 2,
                              1998);

              (5)(a)(i) Form of Application to be used with the annuity contract filed as Exhibit 4(a)(i) (Filed as Exhibit 5(a) to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628;

                 (a)(ii) Form of Application to be used with the annuity contract filed as Exhibit 4(a) (Incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on March 2, 1998);

                 (b)(i) Form of Application to be used with the Certificate filed as Exhibit 4(b)(i) (Filed as
                              Exhibit 5 (b) to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628);

                 (b)(ii) Form of Application to be used with the Certificate filed as Exhibit 4(b) (Incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on Form N-4, File 33-41628, filed on March 2, 1998);

              (6) Certificate of Incorporation and By-laws of the depositor (Incorporated herein by reference to Exhibits 3(a) and 3(b), respectively, to the Registration Statement of the Depositor on Form S-1, File No. 333-37907, filed on October 14,
                              1997);

              (7)             Not Applicable;

              (8)(a) Form of Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Filed as
                              Exhibit 8(a) to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed April 26,
                              1999);

                 (b)(i) Form of Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and the Depositor (Filed as Exhibit 8(b)(i) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                    (ii) Form of Amendment No. 1 dated December 14, 1998 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(ii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                    (iii) Form of Amendment No. 2 dated as of March 15, 1999 to Participation Agreement filed as
                              Exhibit 8(b)(i) (Filed as Exhibit 8(b)(iii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (c) Form of Fund Participation Agreement between Depositor and J.P. Morgan Services Trust II (Filed as Exhibit 8(c) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (d) Form of Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, the Depositor and Massachusetts Financial Services Company (Filed as Exhibit 8(d) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (e) Form of Participation Agreement dated February 17, 1998 by and among OCC Accumulation Trust, the Depositor and OCC Distributors (Filed as Exhibit 8(e) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (f) Form of Participation Agreement dated February, 1998 by and among the Depositor, Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. (Filed as Exhibit 8(f) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

              (9) Opinion of Counsel and Consent to its use as to the legality of the securities being registered (Previously filed).

             (10)(a)          Consent of Deloitte & Touche, LLP*

                 (b)          Representation of Counsel Pursuant to Rule
                              485(b)*

             (11) Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 1998, filed on March 31, 1999)

             (12)             Not Applicable;

             (13) Schedule for Computation of Performance Quotations (Incorporated by reference to
                              Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on
                              April 29, 1998)

             (14)             Not Applicable; and

             (15) Power of Attorney for Gregory W. Gee (In addition to Powers of Attorney for Directors Stewart, Horn, Bailey, Crum, MacNaughton and Raboy, incorporated herein by reference to
                              Exhibit 15 to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on February 22, 1999)*.


             (16)             Organizational Chart of Sun Life
                              Assurance Company of Canada

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

          Name and                           Principal Positions and Offices
          Business Address                   with Depositor
          ----------------                   --------------

          Donald A. Stewart                  Chairman and Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          C. James Prieur                    President and Director
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          James A. McNulty, III              Senior Vice President and
          One Sun Life Executive Park        General Manager and Director
          Wellesley Hills, MA 02481

          Gregory W. Gee                     Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          David D. Horn                      Director
          Strong Road
          New Vineyard, ME 04956

          Richard B. Bailey                  Director
          63 Atlantic Avenue
          Boston, MA 02110

          M. Colyer Crum                     Director
          104 Westcliff Road
          Weston, MA 02493


          Angus A. MacNaughton               Director
          c/o GenStar Investment Corporation
          555 California Street, Suite 4850
          San Francisco, CA 94104


          S. Caesar Raboy                    Director
          220 Boylston Street
          Boston, MA 02110

          Name and                           Principal Positions and Offices
          Business Address                   with Depositor
          ----------------                   --------------

          Robert P. Vrolyk                   Vice President, Finance, Actuary
          One Sun Life Executive Park        and Treasurer
          Wellesley Hills, MA 02481

          James M.A. Anderson                Vice President, Investments
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          Peter F. Demuth                    Vice President and Chief Counsel
          One Sun Life Executive Park        and Assistant Secretary
          Wellesley Hills, MA 02481

          Robert K. Leach                    Vice President, Finance
          One Copley Place                   and Product
          Boston, MA  02116

          Edward J. Ronan                    Vice President, Retirement
          One Copley Place                   Products and Services
          Boston, MA  02116

          Ellen B. King                      Counsel, Litigation and Secretary
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.


     The organizational chart of Sun Life Assurance of Canada is included as
Exhibit 16 hereto.

     None of the companies listed in Exhibit 16 hereto is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS:

     As of August 31, 1999, there were 56,878 qualified and 111,072 non-qualified Contracts issued by the Registrant.

Item 28. INDEMNIFICATION

     Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), a copy of which was filed as Exhibit 3(b) to the Registration Statement of the Depositor on Form S-1, File No. 33-29851, provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of the Depositor, acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.


     Name and Principal                      Positions and Offices
     Business Address*                       with Underwriter
     ----------------                        ----------------
     Anne M. Georges....................     President and Director
     Robert P. Vrolyk...................     Treasurer and Director
     James M.A. Anderson................     Director
     S. Caesar Raboy....................     Director
     C. James Prieur....................     Director
     Roy P. Creedon.....................     Secretary
     Donald E. Kaufman..................     Vice President
     Cynthia M. Orcutt..................     Vice President
     Laurie Lennox......................     Vice President
     Maura A. Murphy....................     Assistant Secretary
     Peter Marion.......................     Tax Officer


-------------

* The principal business address of all directors and officers of the principal underwriter except Ms. Georges, Ms. Lennox and Mr. Raboy is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Ms. Georges and Ms. Lennox is One Copley Place, Boston, Massachusetts 02116. The principal business address of Mr. Raboy is 220 Boylston Street, Boston, Massachusetts 02110.

(a)  Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, at the offices of the Sun Life Annuity Service Center at One Copley Place, Boston, Massachusetts 02116, or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

     Not Applicable.

Item 32. UNDERTAKINGS

     Representation with respect to Section 26(e)of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

     The registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 14 to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 13th day of September, 1999.

                                SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                                (Registrant)

                                SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                (Depositor)

                                By:  /s/ C. JAMES PRIEUR
                                     ----------------------------
                                     C. James Prieur
                                     President

Attest: /s/ EDWARD M. SHEA
--------------------------
     Edward M. Shea
     Assistant Vice President and Senior Counsel

      As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.


SIGNATURE                                TITLE                                    DATE
-------------------------------------    ------------------------------------     --------------

/s/ C. JAMES PRIEUR                      President and Director                    September 13, 1999
-------------------------------------    (Principal Executive Officer)
C. James Prieur


/s/ ROBERT P. VROLYK                     Vice President, Finance, Actuary and      September 13, 1999
-------------------------------------    Treasurer (Principal Financial and
Robert P. Vrolyk                         Accounting  Officer)

* /s/ DONALD A. STEWART                  Chairman and Director                     September 13, 1999
-------------------------------------
Donald A. Stewart

* /s/ RICHARD B. BAILEY                  Director                                  September 13, 1999
-------------------------------------
Richard B. Bailey



* By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 15 to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-4 (File No. 33-41628).


SIGNATURE                                TITLE                                    DATE
-----------------------------------------------------------------------------     --------------

* /s/ M. COLYER CRUM                     Director                                  September 13, 1999
-------------------------------------
M. Colyer Crum

* /s/ DAVID D. HORN                      Director                                  September 13, 1999
-------------------------------------
David D. Horn

** /s/ GREGORY W. GEE                    Director                                  September 13, 1999
-------------------------------------
Gregory W. Gee

* /s/ ANGUS A. MACNAUGHTON               Director                                  September 13, 1999
-------------------------------------
Angus A. MacNaughton

  /s/ JAMES A. McNULTY, III              Senior Vice President and                 September 13, 1999
-------------------------------------    General Manager and Director
James A. McNulty, III

*/s/ S. CAESAR RABOY                     Director                                  September 13, 1999
-------------------------------------
S. Caesar Raboy


* By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 15 to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-4 (File No. 33-41628).

** By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 15 hereto.